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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -----

This amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BioEquities Adviser, LLC
Address: 601 Gateway Boulevard, Suite 350
         South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert W. Liptak
Title: Chief Financial Officer
Phone: 617-425-9216

Signature, Place and Date of Signing:


/s/ Robert W. Liptak   South San Francisco, CA   04/12/05
--------------------        [City, State]         [Date]
     [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name

28-
    ---------------                     ----------------------------------------

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                           Form 13F Information Table

                                                                                                               VOTING AUTHORITY
                                                         VALUE  SHARES/PRN                  INVSTMT   OTHER  -------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   x($1000)     AMT    SH/PRN PUT/CALL DISCRETN MANAGERS   SOLE  SHARED NONE
----------------------------- -------------- --------- -------- ---------- ------ -------- -------- -------- ------- ------ ----
ABGENIX INC COM STK            COMMON STOCK  00339B107     2637     307330   SH              SOLE             307330      0    0
ALKERMES INC CONV              CONVRT BONDS  01642TAD0     5699    4950000   PRN             SOLE            4950000      0    0
ALEXION PHARMACEUTICALS INC    COMMON STOCK  015351109     3749     162728   SH              SOLE             162728      0    0
AMYLIN PHARMACEUTICALS INC     COMMON STOCK  032346108     2784     133000   SH              SOLE             133000      0    0
ANADYS PHARMACEUTICALS         COMMON STOCK  03252Q408     3244     354100   SH              SOLE             354100      0    0
ARRAY BIOPHARMA                COMMON STOCK  04269X105     2002     317800   SH              SOLE             317800      0    0
AVANIR PHARMACEUTICALS         COMMON STOCK  05348P104     2453     875900   SH              SOLE             875900      0    0
BARRIER THERAPEUTICS INC       COMMON STOCK  06850R108     1557     196337   SH              SOLE             196337      0    0
CORIXA CORP COM                COMMON STOCK  21887F100     4510    1029600   SH              SOLE            1029600      0    0
COTHERIX INC                   COMMON STOCK  22163T103     6311     619301   SH              SOLE             619301      0    0
CRITICAL THERAPEUTICS          COMMON STOCK  22674T105     1765     251449   SH              SOLE             251449      0    0
CURAGEN CORP                   COMMON STOCK  23126R101     2399     466800   SH              SOLE             466800      0    0
CV THERAPEUTICS INC            COMMON STOCK  126667104     1906      85000   SH              SOLE              85000      0    0
CYTOGEN CORP                   COMMON STOCK  232824300     1626     310900   SH              SOLE             310900      0    0
DEPOMED INC                    COMMON STOCK  249908104     2553     584219   SH              SOLE             584219      0    0
DEXCOM INC                     COMMON STOCK  252131107      620      50000   SH              SOLE              50000      0    0
DYAX CORP                      COMMON STOCK  26746E103     1178     250000   SH              SOLE             250000      0    0
EYETECH PHARMACEUTICALS        COMMON STOCK  302297106      585      46300   SH              SOLE              46300      0    0
FAVRILLE INC                   COMMON STOCK  312088404      983     231400   SH              SOLE             231400      0    0
GENITOPE CORP                  COMMON STOCK  37229P507     1881     146500   SH              SOLE             146500      0    0
HEMOSENSE INC                  COMMON STOCK  423691104     1100     200000   SH              SOLE             200000      0    0
HI-TECH PHARMACAL INC          COMMON STOCK  42840B101     1669      52400   SH              SOLE              52400      0    0
IMCLONE SYSTEM INC             COMMON STOCK  45245W109     3908     126200   SH              SOLE             126200      0    0
INDEVUS PHARMACEUTICALS INC    COMMON STOCK  454072109      227      88700   SH              SOLE              88700      0    0
INHIBITEX INC                  COMMON STOCK  45719T103     2607     344800   SH              SOLE             344800      0    0
INTRABIOTICS PHARMACEUTICALS   COMMON STOCK  46116T506     2113     603668   SH              SOLE             603668      0    0
ISTA PHARMACEUTICALS INC       COMMON STOCK  45031X204     2305     277000   SH              SOLE             277000      0    0
KYPHON INC                     COMMON STOCK  501577100      696      20000   SH              SOLE              20000      0    0
LEXICON GENETIC                COMMON STOCK  528872104     2321     469900   SH              SOLE             469900      0    0
MAXYGEN INC                    COMMON STOCK  577776107     2265     330134   SH              SOLE             330134      0    0
MEDAREX INC                    COMMON STOCK  583916101     2713     326900   SH              SOLE             326900      0    0
MEDIMMUNE INC COM              COMMON STOCK  584699102     4290     160550   SH              SOLE             160550      0    0
NEKTAR THERAPEUTICS            COMMON STOCK  640268108     4744     281900   SH              SOLE             281900      0    0
NEOSE TECHNOLOGIES INC         COMMON STOCK  640522108     2095     664970   SH              SOLE             664970      0    0
NOVEN PHARMACEUTICALS INC      COMMON STOCK  670009109      874      50000   SH              SOLE              50000      0    0
OSI PHARMACEUTICALS INC        COMMON STOCK  671040103     4048      99040   SH              SOLE              99040      0    0
ORCHID CELLMARK INC            COMMON STOCK  68571P506     3715     343660   SH              SOLE             343660      0    0
PENWEST PHARMACEUTICALS INC    COMMON STOCK  709754105     1430     121000   SH              SOLE             121000      0    0
POZEN INC                      COMMON STOCK  73941U102      413      50000   SH              SOLE              50000      0    0
REGENERON PHARMACEUTICALS INC  COMMON STOCK  75886F107     1423     169574   SH              SOLE             169574      0    0
RENOVIS INC                    COMMON STOCK  759885106     2265     148300   SH              SOLE             148300      0    0
RIGEL PHARMACEUTICALS          COMMON STOCK  766559603      533      26781   SH              SOLE              26781      0    0
SEATTLE GENETIC INC            COMMON STOCK  812578102     1144     213521   SH              SOLE             213521      0    0
SONUS PHARMACEUTICALS INC      COMMON STOCK  835692104     1995     568346   SH              SOLE             568346      0    0
SUPERGEN UNC COM               COMMON STOCK  868059106     1580     319900   SH              SOLE             319900      0    0
TERCICA INC                    COMMON STOCK  88078L105     4495     517230   SH              SOLE             517230      0    0
THERAVANCE INC                 COMMON STOCK  88338T104     2725     160300   SH              SOLE             160300      0    0
VERTEX PHARMACEUTICALS INC     COMMON STOCK  92532F100     2597     154100   SH              SOLE             154100      0    0
VIACELL INC                    COMMON STOCK  92554J105      206      19334   SH              SOLE              19334      0    0
VIROPHARMA INC                 COMMON STOCK  928241108     1216     175000   SH              SOLE             175000      0    0